Fees Summary	May 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 78,833,049.48
Total Fee Amount	10,886.87
Total Offset Amount	0.00
Net Fee	$ 10,886.87
Offering Table N/A
Offset Table N/A	N/A